Fair Value Measurements and Valuation Processes - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
At Fair Value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value of borrowings	£ 47,527	£ 50,449	£ 21,718
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	88	91	26
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 150	£ 16	£ 44